Tax Payables	12 Months Ended
Sep. 30, 2025
Tax Payables [Abstract]
TAX PAYABLES
16.	TAX PAYABLES

As of September 30, 2025 and 2024, tax payables consisted of the following:

	As of September 30,
	2025	2024
VAT payable	$1,829,551	$1,625,444
Income tax payable	2,552,599	2,499,350
Other tax payables	8,639	244
Total tax payables	$4,390,789	$4,125,038